REVENUE FROM CONTRACTS WITH CUSTOMERS - Customer Liabilities and Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables	$ 214.7	$ 183.9	$ 211.0
Customer contract assets	1.6	2.4	2.5
Customer contract liabilities	(2.3)	(7.5)	(3.4)
Total	$ 214.0	$ 178.8	$ 210.1